Annual Total Returns- Victory RS Partners Fund (ClassA ClassR ClassY) [BarChart] - ClassA ClassR ClassY - Victory RS Partners Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.59%)	19.39%	42.15%	(3.85%)	(10.74%)	24.04%	14.21%	(12.04%)	30.69%	0.46%